A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

December 31, 2023

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income

Boundary Creek Fund Offshore Ltd.	Global	$13,437,500	$13,161,775	3.74%	10/1/2020	Quarterly	90 days	12/31/2023	(d)	$3,290,444
Redwood Opportunity Offshore Fund, Ltd.	US/Canada	10,186,307	15,488,861	4.40	2/1/2017	Quarterly	60 days	12/31/2023	(d)	$3,872,215
Sona Credit Fund Ltd	Global	14,192,668	17,298,484	4.91	12/1/2022	Quarterly	45 days	12/31/2023	(d)	$4,324,621

Credit/Income Subtotal		37,816,475	45,949,120	13.05

Equity Hedged
3W Greater China Focus Non-US Feeder Fund	Great China	10,000,000	10,056,000	2.86	2/1/2023	Monthly	60 days	1/31/2025	(e)	$10,056,000
Aleutian Fund, Ltd.	US/Canada	18,000,000	19,173,732	5.44	6/1/2023	Monthly	90 days	12/31/2023		$19,173,732
Anomaly Capital International, Ltd.	Global	17,752,185	25,109,638	7.13	10/1/2020	Quarterly	60 days	12/31/2023	(d)	$6,277,410
Aventail Energy Offshore Fund, Ltd.	US/Canada	17,500,000	17,353,451	4.93	8/1/2022	Quarterly	45 days	9/30/2024	(e)	$17,353,451
Parsifal Offshore Ltd.	Global	3,442,939	3,321,697	0.94	3/1/2021	Quarterly	60 days	3/31/2024	(d),(f)	$3,321,697
Point72 Capital International, Ltd.	Global	10,384,484	17,581,479	4.99	8/1/2018	Quarterly	45 days	12/31/2023	(d)	$4,395,370

Equity Hedged Subtotal		77,079,608	92,595,997	26.29

Multi-Strategy
Empyrean Capital Overseas Fund, Ltd.	US/Canada	4,854,926	5,042,781	1.43	12/1/2021	Quarterly	65 days	3/31/2024	(d),(f)	$2,521,391
Schonfeld Strategic Partners Offshore Fund Ltd.	Global	22,029,021	23,907,767	6.79	6/1/2021	Monthly- Quarterly	45 days	12/31/2023	(g)	$18,578,304
Multi-Strategy Subtotal		26,883,947	28,950,548	8.22

Relative Value
Bright Meadow Agency MBS Offshore Fund, Ltd.	US/Canada	16,000,000	18,288,104	5.19	8/1/2021	Monthly	30 days	12/31/2023	(h)	$9,144,052

Elan Feeder Fund Ltd.	Global	19,781,646	25,057,946	7.12	2/1/2022	Monthly	45 days	12/31/2023	(d)	$6,264,487
Linden Investors LP	Global	7,509,659	18,442,705	5.24	4/1/2014	Quarterly	65 days	12/31/2023	(d)	$4,610,676
Symmetry International Fund, Ltd.	Global	29,462,443	70,722,765	20.08	1/1/2015	Anniversary - 30 months	180 days	6/30/2025	(e)	$70,722,765

Relative Value Subtotal		72,753,748	132,511,520	37.63

Trading
East One Commodity Fund Ltd.	Global Markets	11,836,956	16,918,882	4.80	3/1/2021	Monthly	30 days	12/31/2023		$16,918,882
Kirkoswald Global Macro Fund Ltd	Global Markets	14,562,770	14,967,388	4.25	5/1/2023	Quarterly	60 days	12/31/2023	(d)	$3,741,847
Rokos Global Macro Fund, Ltd.	Global	7,124,396	14,160,392	4.02	11/1/2015	Monthly	90 days	12/31/2023	(d)	$3,540,098
Statar Capital Offshore (Cayman), Ltd.	US/Canada	8,087,544	11,056,569	3.14	4/1/2022	Monthly	30 days	12/31/2023		$11,056,569

Trading Subtotal		41,611,666	57,103,231	16.21

Total Investment Funds		$256,145,444	$357,110,416	101.40%

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2023

Cash Equivalents	Shares	Cost	Fair Value	% of Net Assets

UBS Select Treasury Institutional Fund, 5.22% (i)	405,577	$405,577	$405,577	0.12%

Total Cash Equivalents	405,577	$405,577	$405,577	0.12%

Total Investments and Cash Equivalents		$256,551,021	$357,515,993	101.52%
Other Assets less Liabilities			(5,352,420)	(1.52)

Members’ Capital			$352,163,573	100.00%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)	The Investment Fund is subject to an investor level gate of 25%.
(e)	This holding is under lock-up and is not redeemable without paying a fee.
(f)	The Fund has submitted a full redemption notice for this holding, and as such, is receiving its proceeds from the Investment Fund.
(g)	A portion of this holding ($5,329,463) is subject to an investor level gate of 12.5%.
(h)	The Investment Fund is subject to an investor level gate of 50%.
(i)

Investment in affiliate. The Fund holds shares in UBS Select Treasury Institutional Fund, which is registered under the Investment Company Act of 1940, as amended, and advised by UBS Asset Management (Americas) Inc. The rate shown is the current yield as of December 31, 2023. The audited financial statements of this entity can be found at sec.gov.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Trustees.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $357,110,416. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the credit/income strategy (total fair value of $45,949,120) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2023

As of December 31, 2023, the Investment Funds in the credit/income strategy had $45,949,120, representing 100% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the equity hedged strategy (total fair value of $92,595,997) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of December 31, 2023, the Investment Funds in the equity hedged strategy had $73,422,265, representing 79% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $27,409,451, representing 30% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 24 months after acquisition. The remaining restriction period for these investments ranges from 7-13 months at December 31, 2023.

The Investment Funds in the multi-strategy strategy (total fair value of $28,950,548) invest in both long and short, equity and debt strategies that are primarily in U.S. based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of December 31, 2023, the Investment Funds in the multi-strategy strategy had $10,372,244, representing 36% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the relative value strategy (total fair value of $132,511,520), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of December 31, 2023, the Investment Funds in the relative value strategy had $132,511,520, representing 100% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $70,722,765, representing 53% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 30 months after acquisition. The remaining restriction period for these investments is 18 months at December 31, 2023.

The Investment Funds in the trading strategy (total fair value of $57,103,231) are generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of December 31, 2023, the Investment Funds in the trading strategy had $29,127,780, representing 51% of the value of the investments in this category, subject to investor level gates.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2023

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2023.

Please refer to the September 30, 2023 financial statements for full disclosure on the Fund’s portfolio valuation methodology.